May 10, 2012

EDGAR FILING

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Calvert Long Term Income Fund (the “Fund”), a series of
The Calvert Fund
File Nos. 811-03416 and 002-76510

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, transmitted are exhibits containing interactive data format risk/return summary information for the above-referenced Fund, in connection with the prospectus filed for the Fund on April 27, 2012, pursuant to Rule 497(e) – SEC Accession No. 0000701039-12-000022.

Please feel free to contact me at 301-657-7045 with any questions.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King

Assistant Vice President

and Associate General Counsel